Loans and advances to credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Other financial assets at fair value through profit or loss	$ 51,705	$ 42,340
Loans and receivables.	679,300	675,498
Total financial assets	1,285,120	1,308,730
Loans and advances to credit institutions
Financial assets
Other financial assets at fair value through profit or loss	46,087	37,831
Loans and receivables.	59,122	82,388
Total financial assets	$ 105,209	$ 120,219